Additional Notes - Subsequent Events, Narrative (Details) € / shares in Units, $ in Millions			1 Months Ended	3 Months Ended	5 Months Ended	6 Months Ended	12 Months Ended
	Feb. 05, 2024 EUR (€) € / shares	Jan. 25, 2024	Jan. 25, 2024	Jan. 25, 2024	Jun. 30, 2024 EUR (€)	Jun. 30, 2024 EUR (€)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2023 USD ($)
Disclosure of contingent liabilities in business combination [line items]
Repayments of bonds, notes and debentures								€ 40,256,000	€ 0	€ 0
Total Termination Benefits								0	320,248
Contingent liabilities
Disclosure of contingent liabilities in business combination [line items]
Milestone payment									€ 214,000,000		$ 236.5
Novartis | Forecast
Disclosure of contingent liabilities in business combination [line items]
Repayments of bonds, notes and debentures					€ 262,400,000
Acquisition-related costs recognised as expense for transaction recognised separately from acquisition of assets and assumption of liabilities in business combination						€ 36,000,000
Share-based payments expected to be made in next twelve months							€ 168,000,000
Total Termination Benefits								7,000,000
Key management personnel | Novartis | Forecast
Disclosure of contingent liabilities in business combination [line items]
Acquisition-related costs recognised as expense for transaction recognised separately from acquisition of assets and assumption of liabilities in business combination	€ 134,000,000
325 million euro, unsecured convertible bond
Disclosure of contingent liabilities in business combination [line items]
Borrowings								€ 245,700,000
Major business combination | Novartis
Disclosure of contingent liabilities in business combination [line items]
Share price outstanding common shares (in Eur per share) | € / shares	€ 68.0
Consideration paid (received)	€ (2,700,000,000)
Percentage of premium offered		0.89	0.94	1.42
Minimum acceptance threshold of share capital	0.65
Target achievement	100.00%
Other disposals of assets | Incyte | Tafasitamab
Disclosure of contingent liabilities in business combination [line items]
Consideration paid (received)	€ 25,000,000
Transition period business combination	180 days
Assets other than cash or cash equivalents in subsidiary or businesses acquired or disposed	€ 61,000,000
Intangible assets under development	75,000,000
Net financial liabilities from collaborations, reversal	116,000,000
Gains on disposals of non-current assets	8,000,000
Reduction In Workforce Due To Business Combination, Percentage								0.07			0.07
Future payment commitments, expected decrease	€ 129,000,000
Restructuring provision								€ 5,000,000